Short-term bank loans (Loans Payable [Member])	12 Months Ended
Dec. 31, 2014
Loans Payable [Member]
Short-term Debt [Line Items]
Short-term Debt [Text Block]
Note 9 – Short-term bank loans

On January 16, 2013, the Company entered into a loan agreement with Bank of China, Lishui Branch to borrow RMB 13 million (equivalent of $2,126,268) for working capital needs. The one-year loan was due on January 13, 2014 with an annual interest rate of 6.9%. The Company pledged the factory buildings and land use rights as collateral for the loan. The loan was also guaranteed by two related party individuals. The loan was repaid on January 8, 2014.

On January 8, 2014, the Company entered into a loan agreement with Bank of China, Lishui Branch to borrow RMB 13 million (equivalent of $2,117,700) for working capital needs. The loan was due on January 7, 2015 with an annual interest rate of 6.9%. The Company pledged the factory buildings and land use rights as collateral for the loan. The loan was repaid on January 7, 2015 (see note 17 ).